UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:  10/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Palantir Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited)
Shares			Value

		COMMON STOCK - 41.7%
		AGRICULTURE - 9.0%
398,000		Chaoda Modern Agriculture Holdings Ltd.	$ 325,293
492,000		China Green Holdings Ltd.	506,317
910,000		Golden Agri-Resources Ltd.	459,323
			1,290,933
		FINANCIALS - 12.2%
8,000		Berkshire Hathaway, Inc. *	636,480
100,000		Endeavour Mining Corp. *	286,555
25,000		Ezcorp, Inc. *	537,000
25,000		Sprott Resource Corp. *	104,492
32,682		Tetragon Financial Group Ltd.	187,045
			1,751,572
		INDUSTRIALS - 10.0%
20,000		China Yuchai International Ltd.	512,400
398,000		Dongfeng Motor Group Co. Ltd.	865,640
39,400		Zenn Motor Co., Inc. *	52,585
			1,430,625
		OIL & GAS - 10.5%
5,000		Diamond Offshore Drilling, Inc.	330,800
25,000		Enerplus Resources Fund	685,500
40,000		Pengrowth Energy Trust	479,600
			1,495,900

		TOTAL COMMON STOCK ( Cost - $4,972,029)	5,969,030

		EXCHANGE TRADED FUNDS - 3.8%
		GOLD - 3.8%
15,000		Market Vectors Junior Gold Miners ETF *
		( Cost $522,704)	542,700

		SHORT-TERM INVESTMENTS - 69.0%
		MONEY MARKET FUND - 41.1%
5,892,687		Dreyfus Institutional Reserves Treasury Fund, to yield 0.04% **	1,964,229
		Dreyfus Treasury Price Cash Management Fund, to yield 0.00% **	1,964,229
		Milestone Treasury Obligation Portfolio, to yield 0.01% **	1,964,229
			5,892,687

Palantir Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2010 (Unaudited)

Shares			Value

		U.S TREASURY OBLIGATION - 27.9%
2,000,000	^	United States Treasury Bill 0.10% 12/02/2010	$ 1,999,817
2,000,000	^	United States Treasury Bill 0.07% 01/06/2011	1,999,736
			3,999,553

		TOTAL SHORT-TERM INVESTMENTS ( Cost - $9,892,240)	9,892,240

		TOTAL INVESTMENTS - 114.5% ( Cost - $15,386,973) (a)	$16,403,970
		OTHER LIABILITIES LESS ASSETS - (14.5%)	(2,075,462)
		NET ASSETS - 100.0%	$14,328,508

		SECURITIES SOLD SHORT - (9.6%)
6,000		iShares iBoxx $ High Yield Corporate Bond Fund	544,440
15,000		SPDR Barclays Capital High Yield Bond ETF	613,200
5,000		Teck Resources Ltd.	223,700
		TOTAL SECURITIES SOLD SHORT (Proceeds $1,291,068)	1,381,340

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2010.
^	These securities are held as collateral for securities sold short.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes (including securities sold
	short) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 1,073,226
		Unrealized depreciation	(146,501)
		Net unrealized appreciation	$ 926,725

Palantir Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2010 (Unaudited)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,504,280	-	-	$ 1,504,280
Foreign Securities	$ 2,308,177	2,156,573	-	$ 4,464,750
Exchange Traded Funds	$ 542,700	-	-	$ 542,700
Options	$ -	-	-	$ -
Short-Term Investments	9,892,240	-	-	$ 9,892,240
Total	$ 14,247,397	$ 2,156,573	-	$ 16,403,970
Liabilities				$ -
Common Stocks, Sold Short	$ 1,381,340	-	-	$ 1,381,340
Total	$ 1,381,340	-	-	$ 1,381,340
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/29/10